Leases - Minimum future obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Minimum future obligations
2015	$ 4,700
2016	3,600
2017	3,400
2018	2,800
2019	1,400
Thereafter	955
Total minimum lease obligations	$ 16,855